UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 02742 )

Exact name of registrant as specified in charter:	Putnam Equity Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: November 30, 2008

Date of reporting period: August 31, 2008

Item 1. Schedule of Investments:

Putnam Equity Income Fund
The fund's portfolio
8/31/08 (Unaudited)

COMMON STOCKS (96.8%)(a)
	Shares	Value

Aerospace and Defense (1.1%)
Boeing Co. (The)	247,200	$16,206,432
L-3 Communications Holdings, Inc.	143,100	14,873,814
Lockheed Martin Corp.	34,300	3,993,892
		35,074,138

Airlines (0.3%)
Southwest Airlines Co. (S)	630,000	9,594,900

Banking (6.2%)
Bank of America Corp.	283,300	8,821,962
Bank of New York Mellon Corp. (The)	420,000	14,536,200
PNC Financial Services Group	1,139,700	82,001,415
U.S. Bancorp	2,037,200	64,905,192
Wells Fargo & Co.	854,700	25,871,769
		196,136,538

Biotechnology (2.5%)
Amgen, Inc. (NON) (S)	1,228,300	77,198,655

Building Materials (0.7%)
Sherwin-Williams Co. (The) (S)	354,900	20,779,395

Chemicals (4.7%)
Dow Chemical Co. (The) (S)	272,800	9,310,664
E.I. du Pont de Nemours & Co. (S)	1,285,400	57,123,176
Lubrizol Corp. (The)	614,200	32,546,458
PPG Industries, Inc. (S)	643,000	40,418,980
Rohm & Haas Co. (S)	97,200	7,294,860
		146,694,138

Communications Equipment (0.3%)
Cisco Systems, Inc. (NON)	375,900	9,040,395

Computers (1.3%)
EMC Corp. (NON)	1,131,500	17,289,320
IBM Corp.	194,900	23,725,177
		41,014,497

Conglomerates (1.6%)
General Electric Co.	384,500	10,804,450
Honeywell International, Inc.	334,600	16,786,882
Tyco International, Ltd. (Bermuda)	517,475	22,189,328
		49,780,660

Consumer Finance (0.8%)
Capital One Financial Corp.	601,863	26,566,233

Consumer Goods (5.5%)
Clorox Co. (S)	1,121,900	66,304,290
Energizer Holdings, Inc. (NON) (S)	305,700	25,966,158
Kimberly-Clark Corp.	76,400	4,712,352
Newell Rubbermaid, Inc. (S)	570,400	10,324,240
Procter & Gamble Co. (The)	916,300	63,930,251
		171,237,291

Distribution (0.2%)
SYSCO Corp.	181,400	5,773,962

Electric Utilities (4.8%)
Edison International	1,737,000	79,763,040
Great Plains Energy, Inc.	906,200	21,250,390
Pepco Holdings, Inc.	478,556	12,131,395
PG&E Corp.	390,700	16,147,631
Sierra Pacific Resources	1,829,700	20,565,828
		149,858,284

Electrical Equipment (0.8%)
WESCO International, Inc. (NON) (S)	689,500	26,504,380

Electronics (1.6%)
Intel Corp.	1,928,212	44,098,208
NVIDIA Corp. (NON)	273,300	3,454,512
Texas Instruments, Inc.	64,300	1,575,993
		49,128,713

Energy (Oil Field) (0.1%)
Global Industries, Ltd. (NON)	366,600	3,545,022

Financial (7.3%)
Assurant, Inc.	999,700	58,412,471
CIT Group, Inc.	2,959,900	30,516,569
Citigroup, Inc.	654,500	12,428,955
Discover Financial Services	1,866,342	30,701,326
JPMorgan Chase & Co.	2,488,600	95,786,214
		227,845,535

Food (1.0%)
General Mills, Inc.	492,200	32,573,796

Forest Products and Packaging (1.7%)
Packaging Corp. of America (S)	1,788,900	46,064,175
Sonoco Products Co.	190,900	6,597,504
		52,661,679

Health Care Services (2.0%)
AmerisourceBergen Corp.	661,400	27,124,014
Cardinal Health, Inc.	641,000	35,242,180
		62,366,194

Insurance (5.4%)
ACE, Ltd. (Switzerland)	789,200	41,519,812
Allstate Corp. (The)	837,300	37,787,349
Aspen Insurance Holdings, Ltd. (Bermuda)	246,300	6,674,730
Chubb Corp. (The)	534,600	25,666,146
Cincinnati Financial Corp.	84,800	2,513,472
Endurance Specialty Holdings, Ltd. (Bermuda)	101,900	3,323,978
Fidelity National Title Group, Inc. Class A	1,268,600	17,798,458
PartnerRe, Ltd. (Bermuda)	197,999	13,644,111
Travelers Cos., Inc. (The)	465,500	20,556,480
		169,484,536

Investment Banking/Brokerage (1.2%)
Goldman Sachs Group, Inc. (The)	220,600	36,171,782
Lehman Brothers Holdings, Inc.	164,200	2,641,978
		38,813,760

Lodging/Tourism (0.2%)
Wyndham Worldwide Corp.	311,100	5,998,008

Machinery (0.4%)
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	231,100	8,534,523
Parker-Hannifin Corp.	70,650	4,526,545
		13,061,068

Manufacturing (1.4%)
Cooper Industries, Ltd. Class A	39,200	1,867,488
Dover Corp.	33,800	1,669,044
Eaton Corp.	137,200	10,040,296
Teleflex, Inc.	488,600	31,548,902
		45,125,730

Medical Technology (1.3%)
Covidien, Ltd.	783,575	42,367,900

Metals (0.4%)
Nucor Corp.	219,700	11,534,250

Natural Gas Utilities (--%)
NiSource, Inc.	33,400	550,432

Oil & Gas (18.2%)
Apache Corp.	50,200	5,741,876
Chevron Corp.	106,400	9,184,448
ConocoPhillips (S)	1,325,100	109,334,001
Exxon Mobil Corp.	1,724,800	138,001,248
Marathon Oil Corp. (S)	1,901,800	85,714,126
Occidental Petroleum Corp.	983,900	78,082,304
Total SA (France)	1,390,068	99,911,576
Total SA ADR (France)	100	7,188
Valero Energy Corp. (S)	1,286,600	44,722,216
		570,698,983

Pharmaceuticals (5.6%)
Abbott Laboratories	149,900	8,608,757
Eli Lilly & Co. (S)	1,001,100	46,701,315
Forest Laboratories, Inc. (NON)	142,100	5,071,549
Johnson & Johnson	898,400	63,274,312
Merck & Co., Inc.	581,200	20,731,404
Pfizer, Inc.	899,100	17,181,801
Wyeth	303,400	13,131,152
		174,700,290

Real Estate (1.4%)

Annaly Capital Management, Inc. (R)			2,471,100	36,967,656
Jones Lang LaSalle, Inc.			142,100	7,076,580
				44,044,236

Regional Bells (7.3%)
AT&T, Inc.			4,346,100	139,031,739
Verizon Communications, Inc.			2,582,300	90,690,376
				229,722,115

Retail (3.3%)
CVS Caremark Corp.			460,000	16,836,000
Foot Locker, Inc.			1,318,800	21,483,252
Home Depot, Inc. (The) (S)			611,300	16,578,456
Staples, Inc. (S)			1,717,000	41,551,400
TJX Cos., Inc. (The) (S)			195,900	7,099,416
				103,548,524

Semiconductor (3.3%)
Applied Materials, Inc. (S)			2,400,500	43,016,960
Atmel Corp. (NON)			8,515,400	35,679,526
KLA-Tencor Corp. (S)			178,200	6,604,092
Varian Semiconductor Equipment (NON) (S)			576,700	18,627,410
				103,927,988

Software (2.1%)
Microsoft Corp.			725,800	19,807,082
Oracle Corp. (NON)			112,300	2,462,739
Symantec Corp. (NON)			1,942,100	43,328,251
				65,598,072

Tobacco (0.2%)
Lorillard, Inc.			78,636	5,680,665

Waste Management (0.6%)
Waste Management, Inc. (S)			558,700	19,655,066

Total common stocks (cost $2,911,222,228)				$3,037,886,028

CONVERTIBLE PREFERRED STOCKS (1.6%)(a)
			Shares	Value

Freeport-McMoRan Copper & Gold, Inc. $6.75 cv. pfd.			112,613	$14,597,460
Mylan, Inc. 6.50% cv. pfd.			15,147	13,606,914
Platinum Underwriters Holdings, Ltd. Ser. A, 6.00% cv.
pfd. (Bermuda)			677,740	21,123,529

Total convertible preferred stocks (cost $47,266,214)				$49,327,903

CONVERTIBLE BONDS AND NOTES (0.4%)(a) (cost $11,240,000)
			Principal
			amount	Value

EMC Corp. 144A cv. sr. notes 1 3/4s, 2013			$11,240,000	$13,066,500

INVESTMENT COMPANIES (0.3%)(a) (cost $9,822,847)
			Shares	Value

Apollo Investment Corp.			510,668	$9,038,824

WARRANTS (--%)(a)(NON) (cost $--)

	Expiration date	Strike Price	Warrants	Value

Raytheon Co.	6/16/11	$37.50	12,063	$273,589

SHORT-TERM INVESTMENTS (10.5%)(a)
			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 1.75% to 3.03% and
due dates ranging from September 2, 2008 to
October 28, 2008 (d)			$301,244,172	$300,763,800
Putnam Prime Money Market Fund (e)			27,294,043	27,294,043

Total short-term investments (cost $328,057,843)				$328,057,843

TOTAL INVESTMENTS

Total investments (cost $3,307,609,132) (b)				$3,437,650,687

NOTES

(a) Percentages indicated are based on net assets of $3,138,913,276.

(b) The aggregate identified cost on a tax basis is $3,321,376,694, resulting in gross unrealized appreciation and depreciation of $341,740,181 and $225,466,188, respectively, or net unrealized appreciation of $116,273,993.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At August 31, 2008, the value of securities loaned amounted to $289,587,267. The fund received cash collateral of $300,763,800 which is pooled with collateral of other Putnam funds into 78 issues of short-term investments.

(e) The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $577,589 for the period ended August 31, 2008. During the period ended August 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $373,401,969 and $361,350,947, respectively. On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008 the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at August 31, 2008.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At August 31, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets. The fund's investments in the financial sector, as reflected in the fund's schedule of investments, exposes investors to the negative (or positive) performance from these events.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of August 31, 2008:

	Investments in Securities	Other Financial Instruments*

Valuation Inputs	$2,974,580,908	$-

Level 1	$463,069,779	$-

Level 2	$-	$-

Level 3	$3,437,650,687	$-

Total

* Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Equity Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: October 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: October 28, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: October 28, 2008